Document and Entity Information	Jan. 25, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000814453
Document Type	8-K
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	NEWELL BRANDS INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-9608
Entity Tax Identification Number	36-3514169
Entity Address, Address Line One	6655 Peachtree Dunwoody Road
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	418-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	NWL
Entity Emerging Growth Company	false